Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	120 Months Ended	121 Months Ended	136 Months Ended	200 Months Ended	207 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		27.29%	7.04%			7.82%				7.17%
Performance Inception Date	Oct. 01, 2008
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		30.28%	7.52%			8.03%				7.26%
Performance Inception Date	Oct. 01, 2008
Class C
Prospectus [Line Items]
Average Annual Return, Percent		33.07%	7.52%			7.80%				7.14%
Performance Inception Date	Oct. 01, 2008
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		33.00%	7.47%			8.01%				7.23%
Performance Inception Date	Oct. 01, 2008
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		34.75%	8.08%			8.20%				7.24%
Performance Inception Date	Oct. 01, 2008
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		35.02%	8.30%			8.44%				7.51%
Performance Inception Date	Oct. 01, 2008
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		35.39%	8.61%			8.73%				7.79%
Performance Inception Date	Oct. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.90%	7.36%			7.90%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.81%	6.63%			7.05%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		35.56%	8.72%		9.18%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		35.44%	8.61%	12.74%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		35.46%	8.66%	12.79%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		34.05%	7.54%			7.67%				6.84%
Performance Inception Date	Oct. 01, 2008
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		34.04%	7.54%			7.66%				6.71%
Performance Inception Date	Oct. 01, 2008
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		34.68%	8.03%			8.14%				7.20%
Performance Inception Date	Oct. 01, 2008
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		35.09%	8.35%			8.47%				7.54%
Performance Inception Date	Oct. 01, 2008
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		35.47%	8.68%			8.80%				7.86%
Performance Inception Date	Oct. 01, 2008
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		35.53%	8.72%			8.86%			8.69%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		34.47%	7.85%			7.98%		5.44%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		35.32%	8.56%			8.68%	8.24%
Performance Inception Date	Nov. 20, 2015
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%			8.41%				6.30%